Treasury Shares - Additional Information (Detail)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) $ / shares shares	Sep. 28, 2022 CNY (¥) shares	Apr. 22, 2022 USD ($)	Aug. 19, 2021 USD ($)	Mar. 15, 2021 USD ($) $ / shares shares	Mar. 15, 2021 CNY (¥) shares	Mar. 02, 2021 USD ($)	May 29, 2020 USD ($) $ / shares shares	May 29, 2020 CNY (¥) shares	Jul. 19, 2019 USD ($) $ / shares shares	Jul. 19, 2019 CNY (¥) shares
Share Repurchase Program 2019, Share Repurchase Program 2021 and New Share Repurchase Programs [Member]
Temporary Equity [Line Items]
Repurchase Value	$ 93,776,334	¥ 620,094,680
American Depositary Shares [Member]
Temporary Equity [Line Items]
Average repurchase price per ADS | $ / shares	$ 5.12
American Depositary Shares [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Authorized to repurchase of shares | $	$ 10,000,000
Number of Shares repurchased												431,556	431,556
Average repurchase price per ADS | $ / shares												$ 6.95
Repurchase Value												$ 2,999,314	¥ 20,638,881
American Depositary Shares [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Repurchase Value | $									$ 100,000,000
American Depositary Shares [Member] | New Share Repurchase Program [Member]
Temporary Equity [Line Items]
Repurchase Value | $					$ 50,000,000
American Depositary Shares [Member] | Share Repurchase Program 2021 And New Share Repurchase Program [Member]
Temporary Equity [Line Items]
Number of Shares repurchased			4,124,098	4,124,098
American Depositary Shares [Member] | Share Repurchase Program 2019, Share Repurchase Program 2021 and New Share Repurchase Programs [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	18,190,125	18,190,125
Average repurchase price per ADS | $ / shares	$ 5.16
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member]
Temporary Equity [Line Items]
Repurchase Value	$ 85,045,883	¥ 559,005,216
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased										1,398,516	1,398,516
Average repurchase price per ADS | $ / shares										$ 5
Repurchase Value										$ 6,992,580	¥ 49,219,318
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased							3,000,000	3,000,000
Average repurchase price per ADS | $ / shares							$ 9.45
Repurchase Value							$ 28,350,000	¥ 184,728,600
American Depositary Shares [Member] | Minghuai LP And Xiehuai LP [Member] | New Share Repurchase Program [Member]
Temporary Equity [Line Items]
Number of Shares repurchased			1,735,027	1,735,027
Average repurchase price per ADS | $ / shares			$ 2.3
Repurchase Value			$ 3,991,729	¥ 28,791,942
Common Class A [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	33,225,720	33,225,720
Common Class A [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased												863,112	863,112
Common Class A [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Repurchase Value | $						$ 100,000,000
Common Class A [Member] | Share Repurchase Program 2021 And New Share Repurchase Program [Member]
Temporary Equity [Line Items]
Number of Shares repurchased			8,248,196	8,248,196
Common Class A [Member] | Share Repurchase Program 2019, Share Repurchase Program 2021 and New Share Repurchase Programs [Member]
Temporary Equity [Line Items]
Number of Shares repurchased	36,380,250	36,380,250
Common Class A [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2019 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased										2,797,032	2,797,032
Common Class A [Member] | Minghuai LP And Xiehuai LP [Member] | Share Repurchase Programs 2021 [Member]
Temporary Equity [Line Items]
Number of Shares repurchased							6,000,000	6,000,000
Common Class A [Member] | Minghuai LP And Xiehuai LP [Member] | New Share Repurchase Program [Member]
Temporary Equity [Line Items]
Number of Shares repurchased			3,470,054	3,470,054